Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of goodwill and other long-lived assets	$ 78	$ 312	$ 9,224	$ 0			$ 9,614	$ 1,603	$ 259,700
Vocational School Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-downs of cost method investment					$ 12,000	$ 15,000		$ 27,000